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Semiannual Report May 31,2001


Oppenheimer Select Managers
Jennison Growth Fund


/LOGO/OppenheimerFunds/r/
The Right Way to Invest



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OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

OBJECTIVE
OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND seeks long-term growth of capital.

NARRATIVE BY SPIROS "SIG" SEGALAS, KATHLEEN MCCARRAGHER AND MICHAEL DEL BALSO, PORTFOLIO MANAGERS

Since its inception on February 16, 2001 through May 31, 2001, the Fund performed well, outpacing its benchmark, the Lipper Large Cap Growth Funds Average.(1) This was a challenging and volatile time for the broad equity market, especially for the growth stocks in which the Fund invests. Despite the difficult environment, we received strong returns from select stocks in the consumer cyclicals, financial and technology industries.

In February and March, investors faced a continuous stream of bad news: deteriorating economic indicators, falling consumer confidence and massive layoffs in technology firms.The market suffered a constant barrage of lowered earnings expectations, and received little relief from interest rates early in the period. Following its two previous 50 basis point rate cuts in January, the Federal Reserve Board (the Fed) again lowered rates in March, but by only 50 basis points--disappointing many investors who had expected a more substantial reduction.

After a short spike following each interest rate cut, the equity markets slumped once again. Large-cap growth stocks continued to fall during February and March, reflecting investors' concerns with companies' earnings warnings, lowered revenue expectations and slowing growth. March marked the end of one of the worst quarters on record for stocks, as earnings warnings precipitated across-the-board selling.

April and May, however, saw a welcome reversal of these trends. Encouraged by widespread hints of market stabilization, investors cautiously began to re-enter the equity market.Two more 50 basis point interest rate cuts by the Fed also helped bolster stock valuations and reduce companies' cost of borrowing.

In this environment, we continued to adhere to our strategy of seeking companies that we believe can sustain above-average earnings and revenue growth over the long term. Our approach seeks to identify companies with solid management, strong cash flows and sales, and outstanding research and development capabilities to support product innovation.

To gain a place in our portfolio, a stock must survive a rigorous screening process that begins with extensive research by one of our analysts.Then, the analyst must convince our management team to buy the stock--no easy task, given that our team has over 90 years of combined portfolio experience. For each stock, we must have confidence in the company's management.To that end, we personally meet with the management of each company in which we invest.

During this reporting period, the Fund's strategy served shareholders well. In consumer cyclicals, we realized positive returns from large home improvement retailer Home Depot, Inc., and family-oriented department store Kohl's Corp. Media conglomerates Viacom, Inc. and AT&T Corp./Liberty Media Corp. performed well, as did several of our financial holdings. In technology, Microsoft Corp. managed to achieve positive growth even during the difficult period of February and March, and continues to grow steadily.

At the same time, our technology holdings as a group experienced ongoing pressure. Detractors from perfor-mance included optical fiber, telecommunications and computer networking firms. Many of these companies have had dramatic revisions in both valuations and forecasted earnings growth rates as an indirect result of the sluggish U.S. economy. These firms suffered as capacity, inventories and pricing have been adjusted to accommodate slower end-user demand.In addition, some of our pharmaceutical and biotech holdings were hurt by product and regulations related problems during the period.

To reflect slower growth in corporate earnings, we are taking advantage of a wider variety of sectors. Over the period, we reduced our holdings in healthcare from 17.5% in mid-February to approximately 15% and decreased capital goods from 7.9% to 5.6%.We increased our exposure to financial stocks from 14.5% to about 19% and added slightly to consumer cyclicals, energy and consumer staples.

We also increased our allocation to technology, going from 16.4% to 21.8%.We are adding selectively to our technology holdings, taking advantage of what we believe are extremely attractive, and growing, valuations. Primarily as a result of our growing technology position, our cash level has dropped from 13.8% in mid-February to 3.5%.

2 Oppenheimer Select Managers Jennison Growth Fund

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OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND

Although new to the OppenheimerFunds family, our team has over 30 years of experience in growth investing. That experience, plus our in-depth knowledge of companies and industries, should serve shareholders well during the market's ups and downs over time. Exceptional insight and ability, plus a proven track record, are what we bring to OppenheimerFunds' legacy of investment excellence, and that's what makes Oppenheimer Select Managers Jennison Growth Fund an important part of The Right Way to Invest.


SHARES OF OPPENHEIMER FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF ANY BANK, ARE NOT GUARANTEED BY ANY BANK, ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY, AND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

1. This is calculated based on mutual fund total returns for a peer group of large-cap growth funds. Peer group averages include reinvested dividends and capital gains, if any, and exclude sales charges.


3 Oppenheimer Select Managers Jennison Growth Fund

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




--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                 May 31, 2001 Unaudited

                                                                                                                     MARKET VALUE
                                                                                            SHARES                   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Common Stocks - 97.4%
--------------------------------------------------------------------------------------------------------------------------------
CAPITAL GOODS - 5.6%
--------------------------------------------------------------------------------------------------------------------------------
AEROSPACE/DEFENSE - 0.3%
--------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                            200                $   17,752
--------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                            4,600                   225,400
--------------------------------------------------------------------------------------------------------------------------------
MANUFACTURING - 1.1%
--------------------------------------------------------------------------------------------------------------------------------
Minnesota Mining & Manufacturing Co.                                                              400                    47,432
--------------------------------------------------------------------------------------------------------------------------------
Solectron Corp.                                                       (1)                         400                     8,628
                                                                                                                  --------------
                                                                                                                         56,060
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATION SERVICES - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-LONG DISTANCE - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
Global Crossing Ltd.                                                  (1)                       3,500                    44,450
--------------------------------------------------------------------------------------------------------------------------------
Qwest Communications International, Inc.                                                        1,900                    69,806
--------------------------------------------------------------------------------------------------------------------------------
Tellium, Inc.                                                         (1)                         700                    18,536
                                                                                                                  --------------
                                                                                                                        132,792
--------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS-WIRELESS - 1.7%
--------------------------------------------------------------------------------------------------------------------------------
Vodafone Group plc, Sponsored ADR                                                               3,500                    90,615
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER CYCLICALS - 16.7%
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER SERVICES - 1.6%
--------------------------------------------------------------------------------------------------------------------------------
Omnicom Group, Inc.                                                                               900                    83,772
--------------------------------------------------------------------------------------------------------------------------------
LEISURE & ENTERTAINMENT - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                           1,100                    51,667
--------------------------------------------------------------------------------------------------------------------------------
Marriott International, Inc., Cl. A                                                               800                    37,888
--------------------------------------------------------------------------------------------------------------------------------
Starwood Hotels & Resorts Worldwide, Inc.                                                       1,100                    41,613
                                                                                                                  --------------
                                                                                                                        131,168
--------------------------------------------------------------------------------------------------------------------------------
MEDIA - 2.0%
--------------------------------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                                               200                    10,988
--------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill, Inc.                                                                                 600                    38,484
--------------------------------------------------------------------------------------------------------------------------------
New York Times Co., Cl. A                                                                         400                    16,836
--------------------------------------------------------------------------------------------------------------------------------
Pearson plc, Sponsored ADR                                                                        900                    16,920
--------------------------------------------------------------------------------------------------------------------------------
Tribune Co.                                                                                       500                    21,465
                                                                                                                  --------------
                                                                                                                        104,693
--------------------------------------------------------------------------------------------------------------------------------
RETAIL:  GENERAL - 4.5%
--------------------------------------------------------------------------------------------------------------------------------
Costco Wholesale Corp.                                                (1)                         300                    11,673
--------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.                                                          (1)                       2,400                   147,720
--------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                           1,600                    82,800
                                                                                                                  --------------
                                                                                                                        242,193
--------------------------------------------------------------------------------------------------------------------------------
RETAIL:  SPECIALTY - 6.1%
--------------------------------------------------------------------------------------------------------------------------------
BJ's Wholesale Club, Inc.                                             (1)                         200                     9,750
--------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                3,500                   172,515
--------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                    1,900                    71,820
--------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                                                                   2,100                    72,618
--------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES - 9.8%
--------------------------------------------------------------------------------------------------------------------------------
BEVERAGES - 2.5%
--------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                   3,000                   134,280





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--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                    Unaudited/Continued

                                                                                                                     MARKET VALUE
                                                                                            SHARES                   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 4.2%
--------------------------------------------------------------------------------------------------------------------------------
AT&T Corp./Liberty Media Corp., Cl. A                                 (1)                       8,900                $  149,965
--------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., Cl. A                                 (1)                       1,700                    74,341
                                                                                                                  --------------
                                                                                                                        224,306
--------------------------------------------------------------------------------------------------------------------------------
ENTERTAINMENT - 3.1%
--------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., Cl. B                                                   (1)                       2,900                   167,156
--------------------------------------------------------------------------------------------------------------------------------
ENERGY - 5.0%
--------------------------------------------------------------------------------------------------------------------------------
ENERGY SERVICES - 5.0%
--------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                 3,000                   140,220
--------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                                                                               2,000                   126,060
                                                                                                                  --------------
                                                                                                                        266,280
--------------------------------------------------------------------------------------------------------------------------------
FINANCIAL - 19.2%
--------------------------------------------------------------------------------------------------------------------------------
BANKS - 1.9%
--------------------------------------------------------------------------------------------------------------------------------
Bank of America Corp.                                                                             100                     5,925
--------------------------------------------------------------------------------------------------------------------------------
Bank One Corp.                                                                                  1,500                    59,400
--------------------------------------------------------------------------------------------------------------------------------
J.P. Morgan Chase & Co.                                                                           700                    34,405
                                                                                                                  --------------
                                                                                                                         99,730
--------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL - 13.8%
--------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                            3,100                   130,572
--------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                 4,100                   210,125
--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                                                                   600                    57,060
--------------------------------------------------------------------------------------------------------------------------------
Household International, Inc.                                                                   2,500                   164,150
--------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                       1,600                   103,952
--------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Dean Witter & Co.                                                                1,100                    71,511
                                                                                                                  --------------
                                                                                                                        737,370
--------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 3.5%
--------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                              1,600                   129,600
--------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.                                                           800                    54,160
                                                                                                                  --------------
                                                                                                                        183,760
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE - 15.1%
--------------------------------------------------------------------------------------------------------------------------------
HEALTHCARE/DRUGS - 15.1%
--------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                             1,700                    88,366
--------------------------------------------------------------------------------------------------------------------------------
American Home Products Corp.                                                                    2,600                   164,580
--------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.                                                           (1)                       2,300                   152,674
--------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.                                                       (1)                       1,400                    70,070
--------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                 400                    38,780
--------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc.                                                                                    2,600                   111,514
--------------------------------------------------------------------------------------------------------------------------------
Pharmacia Corp.                                                                                 2,000                    97,120
--------------------------------------------------------------------------------------------------------------------------------
Schering-Plough Corp.                                                                           1,200                    50,340
--------------------------------------------------------------------------------------------------------------------------------
Sepracor, Inc.                                                        (1)                         900                    29,988
                                                                                                                  --------------
                                                                                                                        803,432
--------------------------------------------------------------------------------------------------------------------------------
TECHNOLOGY - 21.8%
--------------------------------------------------------------------------------------------------------------------------------
COMPUTER HARDWARE - 5.5%
--------------------------------------------------------------------------------------------------------------------------------
Dell Computer Corp.                                                   (1)                       2,800                    68,208
--------------------------------------------------------------------------------------------------------------------------------
EMC Corp.                                                             (1)                       1,200                    37,920
--------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                           1,000                   111,800
--------------------------------------------------------------------------------------------------------------------------------
Juniper Networks, Inc.                                                (1)                         200                     8,506
--------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc.                                                (1)                       3,900                    64,233
                                                                                                                  --------------
                                                                                                                        290,667
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--------------------------------------------------------------------------------------------------------------------------------
STATEMENT OF INVESTMENTS                                                                                     Unaudited/Continued

                                                                                                                     MARKET VALUE
                                                                                            SHARES                   SEE NOTE 1
--------------------------------------------------------------------------------------------------------------------------------
Computer Software - 6.8%
--------------------------------------------------------------------------------------------------------------------------------
AOL Time Warner, Inc.                                                 (1)                       2,100                $  109,683
--------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.                                                            (1)                         300                    18,156
--------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                       (1)                       2,800                   193,704
--------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.                                                          (1)                       1,400                    21,420
--------------------------------------------------------------------------------------------------------------------------------
Veritas Software Corp.                                                (1)                         300                    19,773
                                                                                                                  --------------
                                                                                                                        362,736
--------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT - 4.3%
--------------------------------------------------------------------------------------------------------------------------------
CIENA Corp.                                                           (1)                         400                    21,660
--------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.                                                   (1)                       3,800                    73,188
--------------------------------------------------------------------------------------------------------------------------------
Nokia Corp., Sponsored ADR, A Shares                                                            4,500                   131,580
                                                                                                                  --------------
                                                                                                                        226,428
--------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.2%
--------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.                                               (1)                         300                    14,979
--------------------------------------------------------------------------------------------------------------------------------
ASM Lithography Holding NV                                            (1)                       1,800                    41,868
--------------------------------------------------------------------------------------------------------------------------------
Intel Corp.                                                                                     2,400                    64,824
--------------------------------------------------------------------------------------------------------------------------------
JDS Uniphase Corp.                                                    (1)                       2,600                    43,446
--------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                         3,300                   112,596
                                                                                                                  --------------
                                                                                                                        277,713
                                                                                                                  --------------
Total Common Stocks (Cost $5,195,062)                                                                                 5,185,006

                                                                                            PRINCIPAL
                                                                                            AMOUNT
--------------------------------------------------------------------------------------------------------------------------------
Repurchase Agreements - 3.5%
--------------------------------------------------------------------------------------------------------------------------------
Repurchase agreement with Banc One Capital Markets,
Inc., 4%, dated 5/31/01, to be repurchasedat $188,021
on 6/1/01, collateralized by U.S. Treasury Bonds,
7.125%--9.125%, 5/15/09--2/15/23, with a value of
$42,232 and U.S. Treasury Nts., 5.625%--7.875%,
12/31/01--8/15/09, with a value of $149,672
(Cost $188,000)                                                                             $188,000                    188,000

--------------------------------------------------------------------------------------------------------------------------------
TOTAL INVESTMENTS, AT VALUE (COST $5,383,062)                                                  100.9%                 5,373,006
--------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                                           (0.9)                   (48,455)
                                                                                   -------------------          ----------------
NET ASSETS                                                                                     100.0%                $5,324,551
                                                                                   ===================          ================



1.  Non-income-producing security.

See accompanying Notes to Financial Statements.



 6  Oppenheimer Select Managers Jennison Growth Fund

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STATEMENT OF ASSETS AND LIABILITIES                                                                        May 31, 2001 Unaudited


-----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $5,383,062) - see accompanying statement                                              $5,373,006
-----------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                     332
-----------------------------------------------------------------------------------------------------------------------------
Receivables and other assets:
Investments sold                                                                                                      38,808
Interest and dividends                                                                                                 2,615
Shares of beneficial interest sold                                                                                        90
Other                                                                                                                    580
                                                                                                           ------------------
Total assets                                                                                                       5,415,431

-----------------------------------------------------------------------------------------------------------------------------
LIABILITIES Payables and other liabilities:
Investments purchased                                                                                                 86,926
Distribution and service plan fees                                                                                     2,086
Transfer and shareholder servicing agent fees                                                                            118
Other                                                                                                                  1,750
                                                                                                           ------------------
Total liabilities                                                                                                     90,880

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS                                                                                                        $5,324,551
                                                                                                           ==================

-----------------------------------------------------------------------------------------------------------------------------
COMPOSITION OF NET ASSETS
Paid-in capital                                                                                                   $5,488,457
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                                       (6,256)
-----------------------------------------------------------------------------------------------------------------------------
Accumulated net realized loss on investment transactions                                                            (147,594)
-----------------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                                           (10,056)
                                                                                                           ------------------
NET ASSETS                                                                                                        $5,324,551
                                                                                                           ==================


 7  Oppenheimer Select Managers Jennison Growth Fund

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

STATEMENT OF ASSETS AND LIABILITIES                                                         May 31, 2001 Unaudited/Continued



-----------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,142,456 and 532,300 shares of beneficial interest outstanding)                                                      $9.66
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                                                           $10.25

-----------------------------------------------------------------------------------------------------------------------------
Class B Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $179,143
and 18,596 shares of beneficial interest outstanding)                                                                  $9.63

-----------------------------------------------------------------------------------------------------------------------------
Class C Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $963
and 100 shares of beneficial interest outstanding)                                                                     $9.63

-----------------------------------------------------------------------------------------------------------------------------
Class N Shares:
Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $1,022
and 106 shares of beneficial interest outstanding)                                                                     $9.64

-----------------------------------------------------------------------------------------------------------------------------
Class Y Shares:
Net asset value, redemption price and offering price per share (based on
net assets of $967 and 100 shares of beneficial interest outstanding)                                                  $9.67


See accompanying Notes to Financial Statements.




8  Oppenheimer Select Managers Jennison Growth Fund



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
-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF OPERATIONS                                                                 For the Period from February 16, 2001
                                                                            (inception of offering) to May 31, 2001 Unaudited


-----------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign withholding taxes of $123)                                                                  $9,464
-----------------------------------------------------------------------------------------------------------------------------
Interest                                                                                                               4,669
                                                                                                           ------------------
Total income                                                                                                          14,133

-----------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                                                       12,666
-----------------------------------------------------------------------------------------------------------------------------
Distribution and service plan fees:
Class A                                                                                                                2,028
Class B                                                                                                                  289
Class C                                                                                                                    3
-----------------------------------------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees:
Class A                                                                                                                  274
Class B                                                                                                                    9
-----------------------------------------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                                                            2,325
-----------------------------------------------------------------------------------------------------------------------------
Registration and filing fees                                                                                           1,368
-----------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                                                   877
-----------------------------------------------------------------------------------------------------------------------------
Other                                                                                                                    550
                                                                                                           ------------------
Total expenses                                                                                                        20,389

-----------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                                                   (6,256)

-----------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED LOSS
Net realized loss on investments                                                                                    (147,594)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation on investments                                                                 (10,056)
                                                                                                           ------------------
Net realized and unrealized loss                                                                                    (157,650)

-----------------------------------------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                                               ($163,906)
                                                                                                           ==================


See accompanying Notes to Financial Statements.




 9  Oppenheimer Select Managers Jennison Growth Fund


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
-----------------------------------------------------------------------------------------------------------------------------
STATEMENT OF CHANGES IN NET ASSETS
                                                                                                                  PERIOD ENDED
                                                                                                                  MAY 31, 2001(1)
                                                                                                                  UNAUDITED
-----------------------------------------------------------------------------------------------------------------------------
Operations
Net investment loss                                                                                                  ($6,256)
-----------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                                                                            (147,594)
-----------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation)                                                                 (10,056)
                                                                                                           ------------------
Net decrease in net assets resulting from operations                                                                (163,906)

-----------------------------------------------------------------------------------------------------------------------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase in net assets resulting from
beneficial interest transactions:
Class A                                                                                                            5,298,538
Class B                                                                                                              171,919
Class C                                                                                                                   --
Class N                                                                                                                1,000
Class Y                                                                                                                   --

-----------------------------------------------------------------------------------------------------------------------------
NET ASSETS
Total increase                                                                                                     5,307,551
-----------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                   17,000 (2)
                                                                                                           ------------------
End of period (including accumulated net investment
loss of $6,256 for the period ended May 31, 2001)                                                                 $5,324,551
                                                                                                           ==================


1.  For the period from February 16, 2001 (inception of offering) to May 31,
2001.
2. Reflects the value of the Manager's initial seed money investment at December 22, 2000.

See accompanying Notes to Financial Statements.




10  Oppenheimer Select Managers Jennison Growth Fund


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
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FINANCIAL HIGHLIGHTS Unaudited
                                              CLASS A          CLASS B          CLASS C          CLASS N          CLASS Y
                                              ------------------------------------------------------------------------------------
                                              PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED     PERIOD ENDED
                                              MAY 31, 2001(1)  MAY 31, 2001(1)  MAY 31, 2001(1)  MAY 31, 2001(2)  MAY 31, 2001(1)
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period               $10.00           $10.00           $10.00             $9.45           $10.00
-------------------------------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment loss                                  (.01)            (.02)            (.04)             (.03)            (.01)
Net realized and unrealized gain (loss)              (.33)            (.35)            (.33)              .22             (.32)
                                           ------------------------------------------------------------------------------------
Total income (loss) from investment operations       (.34)            (.37)            (.37)              .19             (.33)

-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                      $9.66            $9.63            $9.63             $9.64            $9.67
                                           ===============  ===============  ===============  ================ ================

-------------------------------------------------------------------------------------------------------------- ----------------
TOTAL RETURN, AT NET ASSET VALUE(3)                 (3.40)%          (3.70)%          (3.70)%           2.01%            (3.30)%
-------------------------------------------------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in thousands)           $5,142             $179               $1                $1               $1
-------------------------------------------------------------------------------------------------------------------------------

Average net assets (in thousands)                  $4,580             $102               $1                $1               $1

-------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:(4)
Net investment loss                                 (0.44)%          (1.42)%          (1.39)%           (1.19)%          (0.35)%
Expenses                                            1.49%            2.33%            2.36%             1.32%            1.32%

-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate                               29%              29%              29%               29%              29%


1.  For the period from February 16, 2001 (inception of offering) to May 31,
2001.
2.  For the period from March 1, 2001 (inception of offering) to May 31, 2001.
3. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year.
4.  Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.










11  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited



1.   SIGNIFICANT ACCOUNTING POLICIES
Oppenheimer Select Managers Jennison Growth Fund (the Fund), a series of Oppenheimer Select Managers, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term growth of capital. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Manager has entered into a sub-advisory agreement with Jennison Associates LLC (the Sub-Advisor).

The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge
(CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights to earnings, assets and voting privileges, except that each class has its own expenses directly attributable to that class and exclusive voting rights with respect to matters affecting that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase. The following is a summary of significant accounting policies consistently followed by the Fund.

SECURITIES VALUATION Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

REPURCHASE AGREEMENTS The Fund requires the custodian to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collateral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Fund may be delayed or limited.

ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES Income, expenses (other than those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

FEDERAL TAXES The Fund intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by loss carryovers to shareholders.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.



12  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



1.  SIGNIFICANT ACCOUNTING POLICIES Continued
CLASSIFICATION OF DISTRIBUTIONS TO SHAREHOLDERS Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from its ultimate characterization for federal income tax purposes. Also, due to timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or realized gain was recorded by the Fund.

EXPENSE OFFSET ARRANGEMENTS Expenses paid indirectly represent a reduction of custodian fees for earnings on cash balances maintained by the Fund.

OTHER Investment transactions are accounted for as of trade date and dividend income is recorded on the ex-dividend date. Foreign dividend income is often recorded on the payable date. Realized gains and losses on investments and unrealized appreciation and depreciation are determined on an identified cost basis, which is the same basis used for federal income tax purposes.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

2.   SHARES OF BENEFICIAL INTEREST
The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

                                                      PERIOD ENDED MAY 31, 2001(1)
                                                      SHARES               AMOUNT
--------------------------------------------------------------------------------------
CLASS A
Sold                                                  531,075              $5,300,143
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                 (175)                 (1,605)
                                            ------------------    --------------------
Net increase                                          530,900              $5,298,538
                                            ==================    ====================

--------------------------------------------------------------------------------------
CLASS B
Sold                                                   21,061              $  194,470
Dividends and/or distributions reinvested                  --                      --
Redeemed                                               (2,565)                (22,551)
                                            ------------------    --------------------
Net increase                                           18,496              $  171,919
                                            ==================    ====================

--------------------------------------------------------------------------------------
CLASS C
Sold                                                       --              $       --
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase (decrease)                                    --              $       --
                                            ==================    ====================

--------------------------------------------------------------------------------------
CLASS N
Sold                                                      106               $   1,000
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase                                              106               $   1,000
                                            ==================    ====================


13  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued




2.   SHARES OF BENEFICIAL INTEREST Continued

                                                      PERIOD ENDED MAY 31, 2001(1)
                                                      SHARES               AMOUNT
--------------------------------------------------------------------------------------
CLASS Y
Sold                                                       --              $       --
Dividends and/or distributions reinvested                  --                      --
Redeemed                                                   --                      --
                                            ------------------    --------------------
Net increase (decrease)                                    --              $       --
                                            ==================    ====================


(1) For the period from February 16, 2001 (inception of offering) to May 31, 2001, for Class A, B, C and Y shares and for the period from March 1, 2001 (inception of offering) to May 31, 2001, for Class N shares.

3.  PURCHASES AND SALES OF SECURITIES
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended May 31, 2001, were $6,701,438 and $1,358,782, respectively.

4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES
MANAGEMENT FEES Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.95% of the first $300 million of average annual net assets of the Fund and 0.90% of average net assets in excess of $300 million. The Fund's management fee for the period ended May 31, 2001 was an annualized rate of 0.95%, before any waiver by the Manager if applicable.

SUB-ADVISOR FEES The Manager has retained Jennison Associates LLC as the Sub-Advisor to provide the day-to-day portfolio management of the Fund. For the period ended May 31, 2001, the Manager paid $3,513 to the Sub-Advisor.

TRANSFER AGENT FEES OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. OFS is paid at an agreed upon per account fee.

DISTRIBUTION AND SERVICE PLAN FEES Under its General Distributor's Agreement with the Manager, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the different classes of shares of the Fund.

The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

------------------- ------------- ---------------- ---------------- ----------------- --------------- ----------------
                    AGGREGATE     CLASS A          COMMISSIONS ON   COMMISSIONS ON    COMMISSIONS     COMMISSIONS ON
                    FRONT-END     FRONT-END        CLASS A SHARES   CLASS B SHARES    ON CLASS C      CLASS N SHARES
                    SALES         SALES CHARGES    ADVANCED BY      ADVANCED BY       SHARES          ADVANCED BY
                    CHARGES ON    RETAINED BY      DISTRIBUTOR(1)   DISTRIBUTOR(1)    ADVANCED BY     DISTRIBUTOR(1)
                    CLASS A       DISTRIBUTOR                                         DISTRIBUTOR(1)
PERIOD ENDED        SHARES
------------------- ------------- ---------------- ---------------- ----------------- --------------- ----------------
May 31, 2001        $6,673        $1,148           $--              $5,785            $--             $--
------------------- ------------- ---------------- ---------------- ----------------- --------------- ----------------

(1) The Distributor advances commission payments to dealers for certain sales of Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

------------------- ---------------------- ----------------------- ----------------------- ------------------------
PERIOD ENDED        CLASS A CONTINGENT     CLASS B CONTINGENT      CLASS C CONTINGENT      CLASS N CONTINGENT
                    DEFERRED SALES         DEFERRED SALES          DEFERRED SALES          DEFERRED SALES CHARGES
                    CHARGES RETAINED BY    CHARGES RETAINED BY     CHARGES RETAINED BY     RETAINED BY DISTRIBUTOR
                    DISTRIBUTOR            DISTRIBUTOR             DISTRIBUTOR
------------------- ---------------------- ----------------------- ----------------------- ------------------------
May 31, 2001        $--                    $--                     $--                     $--
------------------- ---------------------- ----------------------- ----------------------- ------------------------

14  Oppenheimer Select Managers Jennison Growth Fund

NOTES TO FINANCIAL STATEMENTS  Unaudited/Continued



4.   FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
The Fund has adopted a Service Plan for Class A shares and Distribution and Service Plans for Class B, Class C and Class N shares under Rule 12b-1 of the Investment Company Act. Under those plans the Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class.

CLASS A SERVICE PLAN FEES Under the Class A service plan, the Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions. The Class A service plan permits reimbursements to the Distributor at a rate of up to 0.25% of average annual net assets of Class A shares purchased. The Distributor makes payments to plan recipients quarterly at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class A shares of the Fund. For the period ended May 31, 2001, payments under the Class A plan totaled $2,028 prior to Manager waiver if applicable, all of which were paid by the Distributor to recipients. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.

CLASS B, CLASS C AND CLASS N DISTRIBUTION AND SERVICE PLAN FEES Under each plan, service fees and distribution fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. The Class B, Class C and Class N plans provide for the Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid.

The Distributor retains the asset-based sales charge on Class B shares. The Distributor retains the asset-based sales charge on Class C shares during the first year the shares are outstanding. The Distributor retains the asset-based sales charge on Class N shares. The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares.

The Distributor's actual expenses in selling Class B, Class C and Class N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and asset-based sales charges from the Fund under the plans. If any plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated. The plans allow for the carryforward of distribution expenses, to be recovered from asset-based sales charges in subsequent fiscal periods.

-----------------------------------------------------------------------------------------------------------
DISTRIBUTION FEES PAID TO THE DISTRIBUTOR FOR THE PERIOD ENDED MAY 31, 2001,
WERE AS FOLLOWS:
------------------- ------------------ --------------- ---------------------------- -----------------------
                                                                                    DISTRIBUTOR'S
                                                                                    AGGREGATE
                                       AMOUNT          DISTRIBUTOR'S AGGREGATE      UNREIMBURSED EXPENSES
                    TOTAL PAYMENTS     RETAINED BY     UNREIMBURSED EXPENSES        AS % OF NET ASSETS OF
                    UNDER PLAN         DISTRIBUTOR     UNDER PLAN                   CLASS
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS B PLAN        $289               $--             $--                          --%
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS C PLAN           3                --              --                          --
------------------- ------------------ --------------- ---------------------------- -----------------------
CLASS N PLAN          --                --              --                          --
------------------- ------------------ --------------- ---------------------------- -----------------------




15  Oppenheimer Select Managers Jennison Growth Fund

OPPENHEIMER SELECT MANAGERS JENNISON GROWTH FUND
A Series of Oppenheimer Select Managers


OFFICERS AND TRUSTEES          James C. Swain, Trustee and Chairman of the Board
                               Bridget A. Macaskill, Trustee and President
                               William L. Armstrong, Trustee
                               Robert G. Avis, Trustee
                               George C. Bowen, Trustee
                               Edward L. Cameron, Trustee
                               Jon S. Fossel, Trustee
                               Sam Freedman, Trustee
                               C. Howard Kast, Trustee
                               Robert M. Kirchner, Trustee
                               F. William Marshall, Jr., Trustee
                               Andrew J. Donohue, Vice President and Secretary
                               Brian W. Wixted, Treasurer
                               Robert J. Bishop, Assistant Treasurer
                               Scott T. Farrar, Assistant Treasurer
                               Robert G. Zack, Assistant Secretary

     INVESTMENT ADVISOR        OppenheimerFunds, Inc.

     SUB-ADVISOR               Jennison Associates LLC

     DISTRIBUTOR               OppenheimerFunds Distributor, Inc.

     TRANSFER AND              OppenheimerFunds Services
     SHAREHOLDER SERVICING
     AGENT

     CUSTODIAN OF PORTFOLIO
     SECURITIES                The Bank of New York

    INDEPENDENT AUDITORS       Deloitte & Touche LLP

    LEGAL COUNSEL              Myer, Swanson, Adams & Wolf, P.C.

    The financial statements included herein have been taken from the records of the Fund without examination of those records by the independent auditors.

    For more complete information about Oppenheimer Select Managers Jennison Growth Fund, please refer to the Prospectus. To obtain a copy, call your financial advisor, or call OppenheimerFunds Distributor, Inc. at 1.800.525.7048, or visit the OppenheimerFunds Internet web site, at www.oppenheimerfunds.com.

    OPPENHEIMER FUNDS ARE DISTRIBUTED BY OPPENHEIMERFUNDS DISTRIBUTOR, INC., TWO WORLD TRADE CENTER, NEW YORK, NY 10048-0203.


   (C) Copyright 2001 OppenheimerFunds, Inc.  All rights reserved.





     16  Oppenheimer Select Managers Jennison Growth Fund

























































     RS0520.001.0531        July 30, 2001